Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of the total compensation expense and associated recognized income tax benefits
A summary of the total compensation expense and associated income tax benefits recognized, including the cost of stock options, RSUs, PSUs, and PSAs is as follows:

	Years Ended December 31,
(In millions)	2020	2019	2018
Compensation expense	$(2)	$18	$14
Income tax benefit	—	(2)	(3)
Total	$(2)	$16	$11

Schedule of valuation assumptions	The value of each option award is estimated on the grant date using a Black-Scholes option valuation model that incorporates the assumptions noted in the following table.
The Company calculates the expected volatility based on the historical movement of its stock price.

	Grants
Assumption	2020(1)	2019(2)	2018
Expected volatility	—%	68.5%	56.7%
Expected dividend yield	—%	—%	—%
Expected term (years)	0	7	5
Risk-free interest rate	—%	1.93%	2.57%
Weighted-average grant date fair value	$—	$9.19	$8.92

(1)    There were no options approved to be granted by the Company's Compensation Committee in 2020.
(2)    Options granted in 2019 are solely related to the incremental grants awarded as part of the Rights Offering, as disclosed in Note 17, "Equity and Earnings (Loss) Per Share - Hertz Global."

Summary of option activity under the stock incentive plan and omnibus plan
A summary of option activity as of December 31, 2020 is presented below:

Options	Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (In millions)
Outstanding as of January 1, 2020	1,055,954	$28.36	4.0	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or Expired	(956,916)	27.70	—	—
Outstanding as of December 31, 2020	99,038	34.76	2.3	—
Exercisable as of December 31, 2020	98,194	35.35	1.4	—

Summary of non-vested options and changes during the year
A summary of non-vested option activity as of December 31, 2020 is presented below:

	Non-vested Shares	Weighted- Average Exercise Price	Weighted-Average Grant-Date Fair Value
Non-vested as of January 1, 2020	477,438	$18.31	$9.35
Granted	—	—	—
Vested	(19,664)	17.97	8.93
Forfeited	(434,525)	18.34	9.39
Non-vested as of December 31, 2020	23,249	18.07	9.06

Schedule of additional information pertaining to option activity under the plans
Additional information pertaining to option activity under the plans is as follows:

	Years Ended December 31,
(In millions)	2020	2019	2018
Aggregate intrinsic value of stock options exercised	$—	$—	$—
Cash received from the exercise of stock options	—	—	—
Fair value of options that vested	—	5	3
Tax benefit realized on exercise of stock options	—	—	—

Summary of PSU and RSU activity under the omnibus plan
A summary of the PSU and PSA activity as of December 31, 2020 is presented below:

	Shares	Weighted- Average Fair Value	Aggregate Intrinsic Value (In millions)
Outstanding as of January 1, 2020	2,247,643	$19.08	$21
Granted	1,482,197	22.18	—
Vested	(75,288)	20.15	—
Forfeited or Expired	(1,841,247)	22.05	—
Outstanding as of December 31, 2020	1,813,305	16.47	2

A summary of RSU activity as of December 31, 2020 is presented below:

	Shares	Weighted- Average Fair Value	Aggregate Intrinsic Value (In millions)
Outstanding as of January 1, 2020	1,044,269	$18.43	$16
Granted	757,294	12.18	—
Vested	(396,749)	19.07	—
Forfeited or Expired	(622,758)	14.50	—
Outstanding as of December 31, 2020	782,056	15.11	1

Schedule of additional information pertaining to RSU activity
Additional information pertaining to RSU activity is as follows:

	Years Ended December 31,
	2020	2019	2018
Total fair value of awards that vested (In millions)	$8	$12	$5
Weighted-average grant date fair value of awards	12.18	18.66	17.40